Trade and Other Receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Beginning of the year	$ 312,823	$ 265,357
Additions	112,534	149,777
Unused amounts reversed	(36,481)	(23,138)
Used during the year	(5,743)	(7,043)
Inflation adjustment	(115,537)	(72,130)
End of the year	$ 267,596	$ 312,823